OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

As of December 31, 2013 and 2014, the other non-current assets mainly included the arrangement fees for long-term bank borrowings which were amortized based on the duration of the related bank borrowings, using the effective interest rate method.